Statements of Operations - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues [Abstract]
Electric Domestic Regulated Revenue	$ 1,837	$ 1,817	$ 1,762
Gas Domestic Regulated Revenue And Other Revenue	665	1,005	826
Total operating revenue	2,502	2,822	2,588
Costs and Expenses [Abstract]
Cost of Domestic Regulated Electric	433	532	517
Cost of Natural Gas Purchases And Cost of Other Goods And Services Sold	398	720	558
Utilities Operating Expense, Maintenance and Operations	705	717	677
Utilities Operating Expense, Depreciation and Amortization	407	351	403
Utilities Operating Expense, Taxes	110	108	104
Total operating costs and expenses	2,053	2,428	2,259
Operating Income (Loss)	449	394	329
Other Income and Expenses [Abstract]
Interest Expense	(183)	(174)	(151)
Allowance for Funds Used During Construction, Capitalized Interest	8	16	7
Public Utilities, Allowance for Funds Used During Construction, Capitalized Cost of Equity	20	39	19
Other Nonoperating Income (Expense)	5	10	16
Total other income and (expense)	(150)	(109)	(109)
Income (Loss) from continuing operations before income taxes	299	285	220
Income Tax Expense (Benefit)	(147)	(116)	(116)
Income (Loss) from Continuing Operations Attributable to Parent	446	401	336
Discontinued operations (Note 3) [Abstract]
Income (Loss) from Discontinued Operation, before Income Tax	22	28	27
Tax Effect of Discontinued Operation	6	12	13
Income (Loss) from Discontinued Operations, Net of Tax	16	16	14
Net income (loss)	462	417	350
Preferred Stock Dividends and Other Adjustments	0	0	1
Net Income (Loss) Available to Common Stockholders, Basic	$ 462	$ 417	$ 349